Organization and Principal Activities (Details) - Schedule of the Group’s Subsidiaries	12 Months Ended
Aug. 31, 2023
Meta Data Limited (“Mata Data”) [Member]
Schedule of the Group’s Subsidiaries [Line Items]
Date of incorporation acquisition	Mar. 10, 2017
Place of incorporation	Cayman
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Holding company
Metaverse Information Technology Limited (“Metaverse BVI”) [Member]
Schedule of the Group’s Subsidiaries [Line Items]
Date of incorporation acquisition	Dec. 16, 2021
Place of incorporation	BVI
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Holding company
Metaverse Digital Technology Co. Limited (“Metaverse Digital”) [Member]
Schedule of the Group’s Subsidiaries [Line Items]
Date of incorporation acquisition	Jan. 11, 2022
Place of incorporation	U.S.A.
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Digital Service
Metaverse Information Technology Limited (“Metaverse HK”) [Member]
Schedule of the Group’s Subsidiaries [Line Items]
Date of incorporation acquisition	Jan. 24, 2022
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Artificial intelligent education service and Artificial intelligent universe IAAS service